Plan Amendments and Plan Merger	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Plan Amendments and Plan Merger
Plan Amendments and Plan Merger

10.Plan Amendments and Plan Merger:

Effective January 1, 2024, employees covered by the Collective Bargaining Agreement between the Manufacturing Division of The Kroger Co., d.b.a. Jackson Dairy, Hutchinson, KS and Teamster Union Local No. 795, affiliated with the International Brotherhood of Teamsters ratified on, and effective March 13, 2022 through March 14, 2026 and whose benefit under The Kroger Consolidated Retirement Benefit Plan Spin Off was frozen effective December 31, 2023 became participants of this Plan on January 1, 2024.

Effective January 1, 2024, absent specific elections by the participant, those terminated participants with balances greater than one thousand dollars and less than or equal to seven thousand dollars shall be distributed, in the form of a direct rollover, to an individual retirement account designated by the Plan Administrator.

Effective August 26, 2024, the Plan was amended and restated in its entirety. Also effective August 26, 2024, The Kroger Co. Savings Plan (Savings Plan) was merged into the Plan. As a result, accounts of all participants in the Savings Plan as of August 26, 2024 were transferred to the Plan. Accordingly, a transfer in the amount of $2,350,383 is shown on the statements of changes in net assets available for benefits for the year ended December 31, 2024. An eligible employee who was a participant in the Savings Plan on August 26, 2024 or who would have become eligible to participate in the Savings Plan on August 26, 2024 became a participant in the Plan on such date.

Effective October 4, 2024, the Plan was amended to permit an eligible rollover distribution for a participant to include an outstanding Plan loan note required by the Stock Purchase Agreement between The Kroger Co. and ATH Holding Company, LLC dated as of February 23, 2024 and to remove Kroger Specialty Pharmacy Holdings 2, Inc. as an affiliate of and participating employer in connection with the sale of Kroger Specialty Pharmacy Holdings, Inc.